Schedule of key inputs used in option pricing model to calculate the value of warrants (Details) - 12 months ended Dec. 31, 2025 € in Thousands	$ / shares	EUR (€)
HP warrant [member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted		139.93%
Option life, share options granted		5,000
Expected dividend as percentage, share options granted		0.00%
Risk free interest rate, share options granted		4.50%
Hurdle price share option granted
Exercise price, share options granted	1.65
Weighted average share price, share options granted	1.29
Fair value of warrant on grant date | €		€ 14,779
Bevil warrant [member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted		139.93%
Option life, share options granted		4,000
Expected dividend as percentage, share options granted		0.00%
Risk free interest rate, share options granted		4.20%
Hurdle price share option granted
Exercise price, share options granted	0.01
Weighted average share price, share options granted	0.62
Fair value of warrant on grant date | €		€ 136,591
QIND warrant one [member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted		80.00%
Option life, share options granted		5,000
Expected dividend as percentage, share options granted		0.00%
Risk free interest rate, share options granted		3.00%
Hurdle price share option granted
Exercise price, share options granted	0.58
Weighted average share price, share options granted	0.49
Fair value of warrant on grant date | €		€ 56,602
QIND warrant two [member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted		80.00%
Option life, share options granted		5,000
Expected dividend as percentage, share options granted		0.00%
Risk free interest rate, share options granted		3.00%
Hurdle price share option granted
Exercise price, share options granted	3.50
Weighted average share price, share options granted	$ 0.61
Fair value of warrant on grant date | €		€ 8,854